CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 16,989	$ 30,393
Restricted cash		35
Accounts receivable, net	3,774	3,358
Inventory	4,240	2,786
Receivables of FiberCel litigation costs	13,813
Prepaid expenses and other current assets	2,387	783
Current assets of discontinued operations	9,496	10,073
Total current assets	50,699	47,428
Property and equipment, net	245	214
Intangible assets, net	15,069	18,466
Operating lease right-of-use assets and other	320	76
Noncurrent assets of discontinued operations	2,508	986
Total assets	68,841	67,170
Current liabilities:
Accounts payable	1,374	613
Accrued expenses	8,830	4,991
Payables to tissue suppliers	900	344
Current portion of long-term debt		8,059
Current portion of revenue interest obligation	8,990	2,750
Revolving line of credit		4,763
Contingent liability for FiberCel litigation	17,360
Current operating lease liabilities and other	232	5
Current liabilities held of discontinued operations	4,929	4,476
Total current liabilities	42,615	26,001
Long-term debt	24,260	10,410
Long-term revenue interest obligation	5,916	16,540
Other long-term liabilities	127	698
Noncurrent liabilities of discontinued operations	956
Total liabilities	73,874	53,649
Commitments and contingencies (Note 8)
Stockholders' equity (deficit):
Additional paid-in capital	132,939	118,599
Accumulated deficit	(137,988)	(105,091)
Total stockholders' equity (deficit)	(5,033)	13,521
Total liabilities and stockholders' equity (deficit)	68,841	67,170
Class A Common stock
Stockholders' equity (deficit):
Common stock	12	9
Class B Common stock
Stockholders' equity (deficit):
Common stock	$ 4	$ 4